SUPPLEMENTAL CONSOLIDATED FINANCIAL INFORMATION - Valuation and qualifying accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 02, 2018	Feb. 03, 2017	Jan. 29, 2016
Trade Receivables - Allowance for doubtful accounts
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 103	$ 57	$ 36
Write-offs, returns, and charge-offs, net of recoveries	60	43
Balance at end of period	(14)	(22)
Customer Financing Receivables - Allowance for financing receivable losses
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	145	143	176
Write-offs, returns, and charge-offs, net of recoveries	103	75
Balance at end of period	(101)	(108)
Tax Valuation Allowance
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	777	709	$ 796
Charged to income statement	0	409
Write-offs, returns, and charge-offs, net of recoveries	$ 68	$ (496)